Consolidated Statements of Operation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 15,641	$ 6,137	$ 2,318
Cost of revenues	2,005	3,002	1,879
Gross Profit	13,636	3,135	439
Operating expenses:
Research and development, net	7,631	4,065	4,414
General, administrative and marketing	5,940	4,669	3,656
Total operating income (loss)	65	(5,599)	(7,631)
Financial income (expenses), net	172	(175)	(3,533)
Net income (loss)	$ 237	$ (5,774)	$ (11,164)
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.02	$ (0.84)	$ (2.23)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.02	$ (0.84)	$ (2.23)
Weighted average ordinary shares outstanding used in computation of basic net income (loss) per share (in Shares)	9,968,972	6,886,955	4,986,381
Weighted average ordinary shares outstanding used in computation of diluted net income (loss) per share (in Shares)	11,966,788	6,886,955	4,986,381